PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	September 30, 2021	December 31, 2020
Advance to customers	$140,846	$117,819
VAT input credits	677,038	-
Others receivable (i)	188,826	110,624
Prepaid expenses and other current assets	$1,006,710	$228,443

(i)	Other receivables are mainly employee advances.